Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Intangible Assets - USD ($) $ in Thousands		12 Months Ended
	Jun. 07, 2012	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 13,800
		163,153	$ 145,813
Less: accumulated amortization		(33,685)	(22,775)
Intangible assets, net		129,468	123,038
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Intangible assets		29,315	27,665
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	15 years
Intangible assets		116,073	100,593
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years
Intangible assets		$ 1,810	1,600
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years
Intangible assets		$ 2,110	2,110
IPR&D Total [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period
Intangible assets		$ 7,598	7,598
Trade Name - Total Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period
Intangible assets		$ 6,247	$ 6,247
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		8 years
Minimum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		4 years
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		15 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		15 years
Maximum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		5 years